Salaries and other employee expenses - Schedule of Salaries and Other Employee Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Salaries and other employee expenses
Wages and salaries	$ 23,755	$ 20,837	$ 18,135
Payroll taxes	3,207	2,809	2,196
Personnel benefits	18,827	19,047	12,344
Share-based payments	6,134	4,539	1,544
Total	$ 51,923	$ 47,232	$ 34,219